UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06053
Morgan Stanley Insured Municipal Bond Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2009
Date of reporting period: January 31, 2009

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Insured Municipal Bond Trust
Portfolio of Investments January 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Tax—Exempt Municipal Bonds (155.3%)
	Alaska (6.5%)
$1,400	Alaska Industrial Development & Export Authority, Snettisham Hydroelectric 1st Ser (AMT) (AMBAC Insd)	5.00%		01/01/27	$1,141,140
225	Matanuska-Susitna Borough, Gooose Creek Correctional Center Ser 2008	6.00		09/01/28	239,123
2,000	North Slope Borough, Ser 2000 B (MBIA Insd) (b)	0.00		06/30/11	1,895,640

					3,275,903

	Arizona (0.6%)
290	Arizona, Ser 2008 A (COPs) (FSA Insd)	5.00		09/01/26	293,642

	California (30.6%)
220	Alvord Unified School District, Ser 2007 A (FSA Insd)	5.00		08/01/24	228,221
4,000	Anaheim Public Financing Authority, Distribution Ser 2007 A (MBIA Insd)	4.50		10/01/37	3,288,760
215	Beverly Hills Unified School District Ser 2009 (WI) (b)	0.00		08/01/26	80,257
420	Beverly Hills Unified School District Ser 2009 (WI) (b)	0.00		08/01/31	109,360
550	California Department of Water Resources, Power Supply Ser 2008 H (FSA Insd)	5.00		05/01/22	576,274
105	Clovis Unified School District 2004 Ser A (b)	0.00		08/01/29	31,320
1,000	Eastern Municipal Water District, Water & Sewer Refg Ser 2006 A (COPs) (MBIA Insd)	5.00		07/01/32	950,970
120	El Segundo Unified School District 2008 Ser A (WI) (b)	0.00		08/01/31	28,823
460	El Segundo Unified School District 2008 Ser A (WI) (b)	0.00		08/01/32	102,994
2,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2005 A (FGIC Insd)	5.00		06/01/38	1,593,640
1,000	Los Angeles Department of Water & Power, Water 2004 Ser C (MBIA Insd) (a)	5.00		07/01/23	1,025,095
1,000	Los Angeles Unified School District, Ser 2006 F (MBIA Insd)	5.00		07/01/30	947,110
250	Oakland Joint Powers Financing Authority, Oakland Administration Buildings, Ser 2008 B (AGC Insd)	5.00		08/01/23	256,852
705	Poway Unified School District,, San Diego, 2008 Ser A (b)	0.00		08/01/28	227,257
760	Poway Unified School District,, San Diego, 2008 Ser A (b)	0.00		08/01/31	197,889
1,000	Sacramento County Sanitation District’s Financing Authority, Ser 2006 (FGIC Insd)	5.00		12/01/28	988,770
1,000	San Francisco City & County, Laguna Honda Hospital Refg Ser 2008 R-3 (a)	5.00		06/15/28	998,090
2,205	University of California, Ser 2007 J (FSA Insd) (a)	4.50		05/15/31	1,940,620
1,795	University of California, Ser 2007 J (FSA Insd) (a)	4.50		05/15/35	1,550,515
525	Yosemite Community College District, Election of 2004, Ser 2008 C (FSA Insd) (b)	0.00		08/01/22	281,778

					15,404,595

	Colorado (3.1%)
1,000	Arkansas River Power Authority, Power Ser 2006 (XLCA Insd)	5.25		10/01/40	804,170
1,000	Denver Convention Center Hotel Authority Refg Ser 2006 (XLCA Insd)	5.00		12/01/30	764,960

					1,569,130

	Connecticut (0.6%)
275	Connecticut Health and Educational Facilities, Authority Quinnipiac University Ser 2008 K-1 (MBIA Insd)	5.00		07/01/24	280,792

	District of Columbia (4.2%)
1,000	District of Columbia Ballpark Ser 2006 B-1 (FGIC Insd)	5.00		02/01/31	818,660
260	District of Columbia, Ser 2008 E (BHAC Insd) (a)	5.00		06/01/26	263,099
260	District of Columbia, Ser 2008 E (BHAC Insd) (a)	5.00		06/01/27	263,099
520	District of Columbia, Ser 2008 E (BHAC Insd) (a)	5.00		06/01/28	526,199
245	District of Columbia Water and Sewer Authority, Public Utility Ser 2008 A (AGC Insd)	5.00		10/01/28	243,770

					2,114,827

	Florida (15.4%)
1,000	Broward County Educational Facilities Authority, Nova Southeastern University Ser 2006 (AGC Insd)	5.00		04/01/31	948,580
2,000	Broward County School Board, Ser 2001 A (COPs) (FSA Insd)	5.00		07/01/26	1,961,180
1,500	Jacksonville, Excise Tax Ser 2003 C (AMT) (MBIA Insd)	5.25		10/01/19	1,471,695
2,000	Miami Beach,Water & Sewer Ser 2000 (AMBAC Insd)	5.75		09/01/25	2,065,800
1,000	Miami-Dade County, Ser 2005 A (MBIA Insd) (b)	0.00	(c)	10/01/30	641,950
400	Miami-Dade County, Ser 2005 A (MBIA Insd)	5.50		04/01/38	402,320
280	Mid-Bay Bridge Authority, Ser 2008 A (AGC Insd)	5.00		10/01/27	276,634

					7,768,159

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Idaho (1.0%)
455	Idaho Housing & Finance Association, Federal Highway Trust Fund 2008 Ser A (AGC Insd)	5.25	07/15/25	482,664

	Illinois (12.6%)
2,000	Chicago, O’Hare Int’l Airport Passenger Fee Ser 2001 A (AMT) (AMBAC Insd)	5.375	01/01/32	1,679,400
1,500	Chicago Park District, Harbor Ser 2003 C (AMBAC Insd)	5.00	01/01/24	1,529,325
295	Chicago Transit Authority, Capital Grant Receipts Ser 2008 (AGC Insud)	5.25	06/01/25	306,360
210	De Kalb County Community United School District # 428, Ser 2008 (FSA Insd)	5.00	01/01/24	216,082
1,000	Illinois Finance Authority, Swedish American Hospital Ser 2004 (AMBAC Insd)	5.00	11/15/31	769,990
1,300	Illinois, Ser 2000 (MBIA Insd)	5.75	12/01/18	1,386,294
1,180	Kendall, Kane & Will Counties, Community Unit School District # 308 Ser 2008 (FSA Insd) (b)	0.00	02/01/27	452,152

				6,339,603

	Kansas (0.5%)
235	Wyandotte County, Kansas City, Unified Government Utilities System Ser 2009 A (WI)	5.25	09/01/34	238,111

	Michigan (4.7%)
275	City of Detroit, Water Supply System Ser 2006 C	5.00	7/1/2026	248,966
285	Ferris State University, Ser 2008 (FSA Insd)	4.50	10/01/23	284,621
1,500	Wayne County, Michigan, Detroit Metropolitan Wayne County Airport Refg Ser 2002 D (AMT) (FGIC Insd)	5.50	12/01/17	1,507,905
320	Wayne State University, Ser 2008 (FSA Insd)	5.00	11/15/29	320,960

				2,362,452

	Minnesota (1.6%)
1,000	Minneapolis Health Care Systems,Fairview Health 2005 Ser D (AMBAC Insd)	5.00	11/15/30	825,880

	Nevada (2.2%)
1,000	Nevada Capital Improvementt & Cultural Affairs, Ser 2008 C (FSA Insd) (a)	5.00	06/01/26	1,015,400
175	Nevada Department of Business & Industry, Las Vegas Monorail 1st Tier Ser 2000 (AMBAC Insd)	5.375	01/01/40	75,658

				1,091,058

	New Hampshire (0.9%)
495	New Hampshire Health & Education Facilities Authority, University of New Hampshire Ser 2001 (AMBAC Insd)	5.125	07/01/33	464,513

	New Jersey (1.4%)
705	New Jersey Housing Mortgage Finance Authority, Home Buyer Ser 2000 CC (AMT) (MBIA Insd)	5.875	10/01/31	689,307

	New York (16.3%)
1,000	Long Island Power Authority, Ser 2004 A (AMBAC Insd)	5.00	09/01/34	901,330
1,000	Metropolitan Transportation Authority, State Service Contract Refg Ser 2002 A (MBIA Insd)	5.50	01/01/20	1,050,400
2,000	Metropolitan Transportation Authority, State Service Contract Refg Ser 2002 B (MBIA Insd)	5.50	07/01/20	2,097,861
1,145	New York City Industrial Development Agency, Queens Baseball Stadium Ser 2006 (AMBAC Insd)	5.00	01/01/31	937,663
1,000	New York City Industrial Development Agency, Yankee Stadium Ser 2006 (FGIC Insd)	5.00	03/01/46	726,310
2,000	New York State Dormitory Authority, Memorial Sloan Kettering 2003 Ser I (MBIA Insd)	5.00	07/01/24	2,009,360
500	New York State Dormitory Authority, Mental Health Services Facilities Improvement Ser 2007 A	5.00	02/15/27	494,135

				8,217,059

	North Carolina (2.0%)
1,000	University of North Carolina, Hospitals at Chapel Hill Ser 1999 (AMBAC Insd)	5.00	02/15/24	1,011,840

	Ohio (5.5%)
2,500	American Municipal Power-Ohio, Inc., Prairie State Energy Campus Ser 2008 A (AGC Insd) (a)	5.25	02/15/33	2,491,583
725	Cleveland, Public Power System Ser 2008 B-2 (MBIA Insd) (b)	0.00	11/15/26	272,796

				2,764,379

	Pennsylvania (6.4%)
155	Philadelphia, Ser 2008 B	7.125	07/15/38	164,973
1,000	Philadelphia School District, Ser 2008 E (BHAC)	5.125	09/01/23	1,051,370
2,000	Southeastern Pennsylvania Transportation Authority, Ser A 1999 (FGIC Insd)	5.25	03/01/18	2,023,680

				3,240,023

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Puerto Rico (6.2%)
3,000	Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM) (d)	5.50	10/01/32	3,111,240

	South Carolina (3.8%)
1,000	South Carolina State Public Service Authority, Santee Cooper 2006 Ser A (MBIA Insd)	5.00	01/01/36	976,820
960	South Carolina State Public Service Authority, Santee Cooper Refg Ser 1997 A (MBIA Insd)	5.00	01/01/29	917,962

				1,894,782

	Texas (19.1%)
2,000	Austin, Water & Wastewater Ser 2004 A (AMBAC Insd)	5.00	11/15/27	1,954,580
2,500	Board of Regents of the University of Houston, Refg Ser 2008 (FSA Insd) (a)	5.00	02/15/33	2,458,940
2,000	Dallas-Forth Worth International Airport, Refg & Impr Ser 2001 A (AMT) (FGIC Insd)	5.50	11/01/31	1,761,720
175	Friendswood Independent School District, Schoolhouse Ser 2008 (PSF-Gtd)	5.00	02/15/27	179,475
385	Harris County Health Facilities Development Corp, TECO Project, Ser 2008 (AGC Insd)	5.25	11/15/23	406,826
500	Houston, Combined Utility First Lien Refg 2004 Ser A (FGIC Insd)	5.25	05/15/23	508,030
275	Houston, Community College System Sr-Lien-Student Fee Ser 2008 (FSA Insd)	5.00	04/15/25	280,409
675	Houston, Hotel Occupancy Ser 2001 B (FSA Insd) (b)	0.00	09/01/25	274,016
285	Humble Independent School District, Unlimited Tax School Building Ser 2008 A (AGC Insd)	5.00	02/15/26	290,369
1,000	Lower Colorado River Authority, Refg 1997 Ser A (FGIC Insd)	5.00	05/15/25	1,002,710
1,500	North Texas Tollway Authority, Refg Ser 2008 D (AGC Insd) (b)	0.00	01/01/28	467,325

				9,584,400

	Virginia (4.0%)
2,000	Norfolk, Water Ser 1995 (MBIA Insd)	5.875	11/01/20	2,003,360

	Washington (6.1%)
950	Grant County Public Utility District #2, Wanapum Hydroelectric Development 2005 Ser A (FGIC Insd)	5.00	01/01/34	871,492
2,010	Port of Seattle, Passenger Facility Ser 1998 A (MBIA Insd)	5.00	12/01/23	1,938,444
800	Washington, Motor Vehicle Fuel Tax, Ser 2004 F (AMBAC Insd) (b)	0.00	12/01/29	252,904

				3,062,840

	Total Tax—Exempt Municipal Bonds (Cost $82,014,917)			78,090,559

NUMBER OF
SHARES (000)
	Short—Term Investment (e) (6.4%)
	Investment Company
3,209	Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio - Institutional Class (Cost $3,209,141)	3,209,141

	Total Investments (Cost $85,224,058)	81,299,700

PRINCIPAL
AMOUNT IN
THOUSANDS
	Floating Rate Note and Dealer Trusts Obligations Related to Securities Held (-16.0%)
$(8,035)	Notes with interest rates ranging from 0.48% to 1.03% at January 31, 2009 and contractual maturities of collateral ranging from 07/01/25 to 05/15/35 (f) (Cost ($8,035,000))		(8,035,000)

	Total Net Investments (Cost $77,189,058) (g) (h)	145.7%	73,264,700
	Other Assets in Excess of Liabilities	0.6	284,990

	Preferred Shares of Beneficial Interest	(46.2)	(23,250,000)

	Net Assets Applicable to Common Shareholders	100.0%	$50,299,690

Note:	The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

ETM	Escrowed to Maturity.

PSF	Taxas Permanent School Fund Guarantee Program.

WI	Security purchased on a when-issued basis.

(a)	Underlying security related to inverse floater entered into by the Fund.

(b)	Capital appreciation bond.

(c)	Security is a “Step-up” bond where the coupon increases on a predetermined future date.

(d)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $134,805.

(e)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Tax—Exempt Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Tax—Exempt Portfolio — Institutional Class .

(f)	Floating rate note obligations related to securities held — The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At January 31, 2009, Fund investments with a value of $12,532,640 are held by the Dealer Trusts and serve as collateral for the $8,035,000 in floating rate note obligations outstanding at that date.

(g)	Securities have been designated as collateral in an amount equal to $29,201,674 in connection with open futures contracts, securities purchased on a when-issued basis and inverse floating rate municipal obligations.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:
AGC	Assured Guaranty Corporation.

AMBAC	AMBAC Assurance Corporation.

FGIC	Financial Guaranty Insurance Company.

FSA	Financial Security Assurance Inc.

MBIA	Municipal Bond Investors Assurance Corporation.

XLCA	XL Capital Assurance Inc.

Futures Contracts Open at January 31, 2009:

NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	UNREALIZED APPRECIATION/
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

55	Long	U.S. Treasury Notes 10 Year	$6,746,094	$11,325
		March 2009

14	Long	U.S. Treasury Notes 5 Year	1,654,406	(6,485)
		March 2009

48	Long	Swap Futures 5 Year	5,571,750	43,426
		March 2009

24	Short	U.S. Treasury Bond 2 Year	(5,223,000)	3,891
		March 2009

27	Short	U.S. Treasury Notes 20 Year	(3,420,985)	163,859
		March 2009

61	Short	Swap Futures 10 Year	(7,612,610)	76,950
		March 2009

		Net Unrealized Appreciation		$292,966

MS Insured Municipal Bond Trust
Notes to the Portfolio of Investments
FAS 157
1/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at January 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$81,299,700	$3,209,141	$78,090,559	—
Other Financial Instruments*	287,633	287,633	—	—

Total	$81,587,333	$3,496,774	$78,090,559	—

*	Other financial instruments include futures contracts.
Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked- to-market daily based upon quotations from market makers; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Insured Municipal Bond Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 19, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 19, 2009

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